COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum future payments under operating leases for the entity's continuing operations
We have entered into operating leases for property and equipment.  The minimum future payments under various operating leases for our continuing operations in each of the years ended December 31 is as follows:

2019	7,557
2020	6,617
2021	4,986
2022	1,619
2023	674
Subsequent years	4
$21,457

Schedule of the changes in the liability for product warranties

	2018	2017 As adjusted
Balance, beginning of year	$8,159	$7,637
Effect of adoption of ASC 606	—	(76)
	8,159	7,561
Provisions	3,351	4,431
Expenditures	(3,596)	(3,833)
Balance, end of year	$7,914	$8,159